UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-283864-06

Central Index Key Number of the issuing entity: 0002158812

AXDB 2026-MULT1 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-283864

Central Index Key Number of the depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

German American Capital Corporation
(Central Index Key Number 0001541294)

AXMF 2026-1 LLC
(Central Index Key Number 0002159526)

(Exact name of sponsor as specified in its charter)

Helaine M. Kaplan, (212) 250-5270

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXPLANATORY NOTE

This Form ABS-EE/A amends the Form ABS-EE (the “October 16 Form ABS-EE”), filed with the Securities and Exchange Commission on October 16, 2026, with respect to AXDB 2026-MULT1, Commercial Mortgage Pass-Through Certificates, Series 2026-MULT1. The purpose of this Form ABS-EE is to file a revised Exhibit 102 that has been updated to reflect that the applicable reporting period commences October 12, 2026. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the October 16 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: October 21, 2026	/s/ Helaine M. Kaplan
By: Helaine M. Kaplan, Managing Director

/s/ Matt Smith
By: Matt Smith, Director

AXDB 2026-MULT1 – Form ABS-EE/A

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document